Reverse Merger with Alcobra Ltd. (Details Textual)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Business Acquisition [Line Items]
Equity method ownership percentage	30.00%
Amiservice [Member]
Business Acquisition [Line Items]
Equity method investment, description	Assets acquired in the merger included an intangible asset consisting of in-process research and development for proprietary drug technology called ADAIR. At the closing date of the reverse merger, the Company entered into an agreement with Amiservice to which the Company agreed to transfer certain intellectual property related to ADAIR in exchange for a minority equity stake in a company to be formed by Amiservice for the purpose of acquiring the ADAIR assets. The Company determined that the asset met the classification criteria as held for sale in accordance with related accounting guidance when acquired and remained held for sale at December 31, 2017. To determine the fair value of the ADAIR asset, the Company utilized an independent valuation consultant who valued the asset using a market approach valuation method. In conjunction with this valuation, management judgment was required to forecast the occurrence of future events that would trigger the closing of the ADAIR sale agreement.
Alocobra Limited [Member]
Business Acquisition [Line Items]
Total fair value of consideration paid	$ 40,841,000
Shares outstanding as on merger date | shares	3,997,000
Closing price as on merger date | $ / shares	$ 10.22
Charge to additional paid-in capital	$ 5,295,000
Payments for merger related costs	$ 1,734,000